Share-Based Compensation (Details Narrative) (10-K) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based compensation expenses	$ 410,640	$ 469,950	$ 585,886
Restricted Stock [Member]
Share-based compensation, vesting period	1 year		1 year
Share-based compensation, expiration term	10 years		10 years
Unrecognized compensation and unvested	$ 280,000		$ 291,000
Share-based compensation expenses			$ 351,000
Stock Options [Member]
Share-based compensation, vesting period	1 year		1 year
Share-based compensation, expiration term	10 years		10 years
Unrecognized compensation and unvested	$ 142,000		$ 413,000